Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2011
Registrant Name	dei_EntityRegistrantName	AMERICAN FIDELITY DUAL STRATEGY FUND INC
Central Index Key	dei_EntityCentralIndexKey	0001061130
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 30, 2012
Document Effective Date	dei_DocumentEffectiveDate	May 01, 2012
Prospectus Date	rr_ProspectusDate	May 01, 2012
AMERICAN FIDELITY DUAL STRATEGY FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN SUMMARY
Objective [Heading]	rr_ObjectiveHeading	Investment Objectives/Goals
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The primary investment goal of the American Fidelity Dual Strategy Fund (the “Fund”) is long-term capital growth.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	The Fund’s secondary investment goal is the production of income.
Fees and Expenses of the Fund	afdsfi_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The information below reflects the fees and expenses that the Fund incurs. The Fund’s fees and expenses will impact your investment. Because you may only invest indirectly in the Fund either by purchasing a variable annuity contract issued by a separate account or by participating in a contract available through your employer’s retirement plan, your investment may also be impacted by fees imposed by the separate account. The following information does not include fees and expenses that you may incur at the separate account level. If fees and expenses incurred at the separate account level were included, your costs would be higher.
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Dual Strategy Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Dual Strategy Fund for the time periods indicated and that your investment has a 5% return each year. The Example also assumes that the Fund’s operating expenses remain the same. Because the Fund does not charge you a fee when you redeem shares, the costs shown below would remain the same regardless of whether or not you redeemed your shares at the end of each period. Although your actual costs may be higher or lower than the costs in the Example, based on these assumptions, your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	This Example does not include fees and expenses that you may incur at the separate account level. If fees and expenses incurred at the separate account level were included, your costs would be higher.
Portfolio Turnover	afdsfi_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 69.91% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	69.91%
Investment Strategy, Risks and Performance	afdsfi_InvestmentStrategyRiskAndPerformanceAbstract
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund has a “dual investment strategy” and invests primarily in common stocks of U.S. companies. The Fund has four sub-advisors that independently manage a portion of the Fund’s portfolio using different investment strategies. The approach of two of the sub-advisors (Quest Investment Management, Inc. and The Renaissance Group, LLC) is growth oriented and generally focuses on purchasing stock of companies that exhibit above average earnings and capital growth. The other two sub-advisors (Beck, Mack & Oliver LLC and WEDGE Capital Management L.L.P.) are “value” sub-advisors, generally focusing on undervalued equity securities with large capitalizations.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Fund’s shares will rise and fall in value, and you may lose money on your investment in the Fund. The risk exists that the Fund may underperform other investments in the event that:

  The prices of the stocks in which the Fund invests declines because of changes in price of a particular security or broad stock market decline.
  Either value stocks or growth stocks fall out of favor with investors, causing part of the Fund’s portfolio to underperform.
  Companies in which the Fund’s growth-oriented sub-advisors invest do not grow as rapidly as expected.
  Value stocks held by the Fund do not reach the value anticipated by the Fund’s value-oriented sub-advisor.
  Earnings of companies in which the Fund invests are not achieved, and income available for dividend payments is reduced.

Risk Lose Money [Text]	rr_RiskLoseMoney	The Fund’s shares will rise and fall in value, and you may lose money on your investment in the Fund.
Annual Total Return	afdsfi_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Annual Total Return
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart below shows how the Fund’s annual total return has varied from year to year over a ten-year period. This information illustrates the variability of the Fund’s returns and provides some indication of the risks of investing in the Fund. The average annual total return information at the bottom of the page shows the Fund’s performance over time compared with that of the Standard & Poor's 500 Composite Stock Price Index, a widely recognized, unmanaged index of common stock prices, and the Russell 1000® Index, another widely recognized common stock index. This information may help you evaluate the Fund’s risks and potential rewards; however, the Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Additionally, these returns are calculated for the Dual Strategy Fund. They do not reflect insurance, sales and administrative charges deducted by participating separate accounts - including those charges would reduce the Fund’s total returns for all periods.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows how the Fund’s annual total return has varied from year to year over a ten-year period. This information illustrates the variability of the Fund’s returns and provides some indication of the risks of investing in the Fund.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The average annual total return information at the bottom of the page shows the Fund’s performance over time compared with that of the Standard & Poor's 500 Composite Stock Price Index, a widely recognized, unmanaged index of common stock prices, and the Russell 1000® Index, another widely recognized common stock index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	This information may help you evaluate the Fund’s risks and potential rewards; however, the Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	They do not reflect insurance, sales and administrative charges deducted by participating separate accounts - including those charges would reduce the Fund’s total returns for all periods. Additionally, these returns are calculated for the Dual Strategy Fund. They do not reflect insurance, sales and administrative charges deducted by participating separate accounts - including those charges would reduce the Fund’s total returns for all periods.
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average annual total returns as of 12/31/11
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	INVESTMENT RESULTS
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return: 15.24%, 3rd Quarter 2009 Lowest Quarterly Return: -22.74%, 4th Quarter 2008
AMERICAN FIDELITY DUAL STRATEGY FUND | American Fidelity Dual Strategy Fund
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.50%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.50%
Example	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	51
3 Years	rr_ExpenseExampleYear03	160
5 Years	rr_ExpenseExampleYear05	279
10 Years	rr_ExpenseExampleYear10	627
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Fund
1 Year	rr_AverageAnnualReturnYear01	0.06%
5 Years	rr_AverageAnnualReturnYear05	0.04%
10 Years	rr_AverageAnnualReturnYear10	1.50%
Annual Total Returns	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	(25.05%)
2003	rr_AnnualReturn2003	25.38%
2004	rr_AnnualReturn2004	8.16%
2005	rr_AnnualReturn2005	3.66%
2006	rr_AnnualReturn2006	9.89%
2007	rr_AnnualReturn2007	9.90%
2008	rr_AnnualReturn2008	(38.60%)
2009	rr_AnnualReturn2009	25.01%
2010	rr_AnnualReturn2010	18.73%
2011	rr_AnnualReturn2011	0.06%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.24%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.74%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
AMERICAN FIDELITY DUAL STRATEGY FUND | S&P 500 Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500 Index
1 Year	rr_AverageAnnualReturnYear01	2.11%
5 Years	rr_AverageAnnualReturnYear05	(0.25%)
10 Years	rr_AverageAnnualReturnYear10	2.92%
AMERICAN FIDELITY DUAL STRATEGY FUND | Russell 1000® Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 1000® Index
1 Year	rr_AverageAnnualReturnYear01	1.50%
5 Years	rr_AverageAnnualReturnYear05	(0.02%)
10 Years	rr_AverageAnnualReturnYear10	3.34%